Operating Expenses, Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expense [Abstract]
Operating expenses	$ 71,609	$ 75,944	$ 72,541
Insurance	6,198	6,244	5,785
Total Vessel Operating Expenses	$ 77,807	$ 82,188	$ 78,327